REVERSE RECAPITALIZATION AND BUSINESS COMBINATION (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Percentage of each issued and outstanding Legacy Payoneer common stock converted into the right to receive shares of Common Stock of New Payoneer	85.00%
Exchange Ratio	1.88	1.88
Percentage of issued and outstanding Legacy Payoneer Common Stock converted into the right to receive cash consideration	15.00%
Per Share Merger Consideration | $ / shares	$ 18.82555
Cash consideration | $	$ 398,201
Shares authorized	4,180,000,000
Common stock shares authorized	3,800,000,000	3,800,000,000	320,115,953
Preferred stock shares authorized	380,000,000	380,000,000
Common stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Preferred stock par value | $ / shares	$ 0.01	$ 0.01
Deferred underwriting costs | $	$ 28,934
Conversion of Redeemable Convertible Preferred Stock(1)	209,529,798
Warrants liability | $	$ 71,701	$ 59,877
Amount of cost incurred, Reverse Recapitalization and PIPE offering | $	64,271
Transaction costs associated with warrants | $	$ 5,087
Common stock, shares issued		340,384,157	48,608,176
Transaction Bonus Pool
Business Acquisition [Line Items]
Common stock, shares issued	1,000,000
Redeemable convertible preferred stock
Business Acquisition [Line Items]
Conversion of Redeemable Convertible Preferred Stock(1)	209,529,798
Maximum
Business Acquisition [Line Items]
Earn-Out shares issued	30,000,000
First 30 Months Following The Closing Date
Business Acquisition [Line Items]
Earn-Out shares issued (In percentage)	50.00%
Threshold minimum trading days for not to transfer or permit transfer shares	20 days
Threshold trading days for not to transfer or permit transfer shares	30 days
First 30 Months Following The Closing Date | Minimum
Business Acquisition [Line Items]
Share price of earn out shares | $ / shares	$ 15.00
First 60 Months Following The Closing Date
Business Acquisition [Line Items]
Earn-Out shares issued (In percentage)	50.00%
Threshold minimum trading days for not to transfer or permit transfer shares	20 days
Threshold trading days for not to transfer or permit transfer shares	30 days
First 60 Months Following The Closing Date | Minimum
Business Acquisition [Line Items]
Share price of earn out shares | $ / shares	$ 17.00
Subscription Agreement | Subscriber
Business Acquisition [Line Items]
Number of shares issued	30,000,000
Aggregate purchase price | $	$ 300,000
Purchase price per share | $ / shares	$ 10.00